Subordinated liabilities - Changes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
FINANCIAL LIABILITIES AT AMORTISED COST
Financial instruments
Net inclusion of entities in the Group	€ 0	€ 0		€ 11
Placements	1,056	3,266		2,916
Redemptions and repurchases	(4,009)	(1,259)		(870)
Exchange differences and other movements	155	287		(548)
Balance at end of year	21,062	23,820	[1]	21,510
Net issuances, redemptions and repurchases	2,953
Interest paid in remuneration of issuances	1,091
FINANCIAL LIABILITIES AT AMORTISED COST | Santander Mexico
Financial instruments
Placements	0	281		0
Redemptions and repurchases	(69)	(125)		0
FINANCIAL LIABILITIES AT AMORTISED COST | Santander Bank Polska SA
Financial instruments
Placements	0	235		0
FINANCIAL LIABILITIES AT AMORTISED COST | Banco Santander (Brasil) S.A
Financial instruments
Redemptions and repurchases	(124)	(61)		0
FINANCIAL LIABILITIES AT AMORTISED COST | Santander Bank, National Association
Financial instruments
Redemptions and repurchases	(19)	(163)		(285)
FINANCIAL LIABILITIES AT AMORTISED COST | Santander UK plc
Financial instruments
Redemptions and repurchases	(16)	(313)		(60)
FINANCIAL LIABILITIES AT AMORTISED COST | Santander Holding USA, Inc.
Financial instruments
Redemptions and repurchases	0	(195)		(72)
Banco Santander S.A. | FINANCIAL LIABILITIES AT AMORTISED COST
Financial instruments
Net inclusion of entities in the Group	0	0		11
Placements	1,056	2,750		2,894
Redemptions and repurchases	(3,782)	(401)		(453)
Subordinated liabilities | FINANCIAL LIABILITIES AT AMORTISED COST
Financial instruments
Balance at end of year	8,030	10,063		8,773
Marketable debt securities
Financial instruments
Financial liabilities	261,977	246,619		217,966
Marketable debt securities | Subordinated liabilities
Financial instruments
Financial liabilities	€ 20,878	€ 23,676		€ 21,382	€ 19,873

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).